SHARE CAPITAL - Disclosure of weighted average share price of restricted share units exercised (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2024 shares Shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 7.75	$ 7.75
Number of RSUs exercised | shares	30,000	30,000
March 10, 2023 [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 7.75
Number of RSUs exercised | shares		30,000
Weighted average share price on exercise date		$ 3.6
December 13, 2023 [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 7.75
Number of RSUs exercised | Shares	30,000
Weighted average share price on exercise date	$ 1.97